Impairment of Non-current Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 1,197	$ 1,197
Olympic Dam [member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	1,010	1,010
Other
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 187	$ 187